CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Total Sea Limited Shareholders' Equity (Deficit) [Member]	Non-controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2016	$ 88	$ 370,615	$ 8,587	$ 46	$ (505,006)	$ (125,670)	$ 20	$ (125,650)
Beginning balance (in shares) at Dec. 31, 2016	176,592,650
Comprehensive loss:
Net loss for the year	$ 0	0	0	0	(560,485)	(560,485)	(681)	(561,166)
Foreign currency translation adjustments	0	0	2,114	0	0	2,114	3	2,117
Net change in unrealized gain on available-for-sale investment								0
Acquisition of subsidiaries	0	0	0	0	0	0	8,787	8,787
Acquisition of non-controlling interests	0	(546)	0	0	0	(546)	(2,055)	(2,601)
Cancellation of ordinary shares	$ (1)	0	0	0	(41,054)	(41,055)	0	(41,055)
Cancellation of ordinary shares (in shares)	(2,777,780)
Disposal of interest in a subsidiary without change in control	$ 0	32	0	0	0	32	32	64
Exercise of share options	$ 4	25,387	0	0	0	25,391	0	25,391
Exercise of share options (in shares)	7,288,275
Restricted share awards and restricted share units issued	$ 0	0	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	1,572,500
Share-based compensation	$ 0	28,636	0	0	0	28,636	0	28,636
Issuance of Class A ordinary shares, net of issuance costs	$ 33	935,500	0	0	0	935,533	0	935,533
Issuance of Class A ordinary shares, net of issuance costs (in shares)	65,954,538
Conversion of convertible preference shares into Class A and Class B ordinary shares	$ 43	205,032	0	0	0	205,075	0	205,075
Conversion of convertible preference shares into Class A and Class B ordinary shares (in shares)	86,336,030
Ending balance at Dec. 31, 2017	$ 167	1,564,656	10,701	46	(1,106,545)	469,025	6,106	475,131
Ending balance (in shares) at Dec. 31, 2017	334,966,213
Comprehensive loss:
Net loss for the year	$ 0	0	0	0	(961,241)	(961,241)	207	(961,034)
Foreign currency translation adjustments	0	0	(13,771)	0	0	(13,771)	(87)	(13,858)
Net change in unrealized gain on available-for-sale investment	0	0	18,269	0	0	18,269	0	18,269
Acquisition of non-controlling interests	0	(21,047)	0	0	0	(21,047)	(4,721)	(25,768)
Disposal of interest in a subsidiary without change in control	0	1,348	0	0	0	1,348	2,179	3,527
Equity component of convertible notes	0	152,714	0	0	0	152,714	0	152,714
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	3,200,000
Exercise of share options	$ 1	4,573	0	0	0	4,574	0	4,574
Exercise of share options (in shares)	1,705,147
Restricted share awards and restricted share units issued	$ 0	0	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	68,000
Share-based compensation	$ 0	58,015	0	0	0	58,015	0	58,015
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(933,007)
Conversion of convertible preference shares into Class A and Class B ordinary shares	$ 2	48,973	0	0	0	48,975	0	48,975
Conversion of convertible preference shares into Class A and Class B ordinary shares (in shares)	3,592,415
Ending balance at Dec. 31, 2018	$ 170	1,809,232	15,199	46	(2,067,786)	(243,139)	3,684	(239,455)
Ending balance (in shares) at Dec. 31, 2018	342,598,768
Comprehensive loss:
Net loss for the year	$ 0	0	0	0	(1,462,799)	(1,462,799)	5,077	(1,457,722)
Foreign currency translation adjustments	0	0	3,119	0	0	3,119	111	3,230
Net change in unrealized gain on available-for-sale investment	0	0	(12,869)	0	0	(12,869)	0	(12,869)
Conversion of convertible notes into Class A ordinary shares	$ 23	1,080,089	0	0	0	1,080,112	0	1,080,112
Conversion of convertible notes into Class A ordinary shares (in shares)	45,645,884
Equity component of convertible notes	$ 0	240,582	0	0	0	240,582	0	240,582
Purchase of capped calls related to issuance of convertible notes	0	(97,060)	0	0	0	(97,060)	0	(97,060)
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	6,000,000
Exercise of share options	$ 2	20,843	0	0	0	20,845	0	20,845
Exercise of share options (in shares)	3,736,976
Restricted share awards and restricted share units issued	$ 0	0	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	1,983,639
Share-based compensation	$ 0	115,675	0	0	0	115,675	0	115,675
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(5,720,615)
Issuance of Class A ordinary shares, net of issuance costs	$ 35	1,517,923	0	0	0	1,517,958	0	1,517,958
Issuance of Class A ordinary shares, net of issuance costs (in shares)	69,000,000
Capital contributed by non-controlling interest	$ 0	0	0	0	0	0	1,356	1,356
Ending balance at Dec. 31, 2019	$ 230	$ 4,687,284	$ 5,449	$ 46	$ (3,530,585)	$ 1,162,424	$ 10,228	$ 1,172,652
Ending balance (in shares) at Dec. 31, 2019	463,244,652